Reclassification of Network Related Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Operating costs, as adjusted	$ 97,800	$ 93,065	[1]	$ 85,136	[2]	$ 86,008	[3],[4]	$ 79,962	[5]	$ 84,088	[6],[7]	$ 77,954	[8]	$ 73,523	[10],[9]	$ 78,090	[11]	$ 205,100	$ 166,000	$ 344,171	$ 313,655	$ 139,767
Reclassification of network related expenses	32,100	125,643	[1]	96,334	[2]	86,680	[3],[4]	76,065	[5]	74,906	[6],[7]	54,925	[8]	72,565	[10],[9]	54,198	[11]	188,900	162,800	384,722	256,594	80,979
Scenario, Previously Reported [Member]
Operating costs, as adjusted		39,523		37,133		36,819		36,927		35,848		37,343		38,000		34,686				150,402	145,877	82,083
Reclassification of network related expenses		179,185		144,337		135,869		119,100		123,146		95,536		108,088		97,602				578,491	424,372	138,663
Restatement Adjustment [Member]
Operating costs, as adjusted		53,542		48,003		49,189		43,035		48,240		40,611		35,523		43,404				193,769	167,778	57,684
Reclassification of network related expenses		$ (53,542)		$ (48,003)		$ (49,189)		$ (43,035)		$ (48,240)		$ (40,611)		$ (35,523)		$ (43,404)				$ (193,769)	$ (167,778)	$ (57,684)

[1]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[2]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[3]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[4]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[5]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[6]	The Company realized an increase in revenue and operating expenses beginning June 1, 2013 as a result of the acquisition of Core NAP.
[7]	During the quarter ended June 30, 2013, the Company recognized a charge of $10,197 for lease termination costs related to exit activities initiated for unutilized space associated with leased office and technical facilities-see Note 15-Commitments and Contingencies.
[8]	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
[9]	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
[10]	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
[11]	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.